Intangible assets other than goodwill - Schedule of Finite-Lived Intangible Assets (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 886,621	$ 450,365	$ 286,070
Finite-Lived Intangible Assets, Accumulated Amortization	102,591	(78,345)	(44,449)
Intangible assets, net	784,030	372,020	241,621
Patents
Schedule of Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	355,961	214,883	67,902
Finite-Lived Intangible Assets, Accumulated Amortization	29,192	(20,547)	(6,195)
Intangible assets, net		194,336	61,707
Product Certifications
Schedule of Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	290,660	235,482	218,168
Finite-Lived Intangible Assets, Accumulated Amortization	69,399	(57,798)	(38,254)
Intangible assets, net		177,684	179,914
Developed Technology Rights [Member]
Schedule of Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	240,000
Finite-Lived Intangible Assets, Accumulated Amortization	$ 4,000